UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 4,496,859	$ 2,480,478	$ 2,708,241
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(5,300,330)	(3,930,750)	(4,367,500)
Financing costs - derivative warrant liabilities		449,070	449,070
Income from investments held in Trust Account	(2,076,393)	(14,175)	(20,717)
Gain from settlement of deferred underwriting commissions on public warrants	(271,688)
Changes in operating assets and liabilities:
Prepaid expenses	103,013	(296,330)	(240,075)
Accounts payable	91,801	47,392	53,667
Accrued expenses	2,049,500	(136,250)	(86,250)
Franchise tax payable	(98,031)	100,362	113,477
Income tax payable	352,045
Net cash used in operating activities	(653,224)	(1,300,203)	(1,390,087)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(345,000,000)	(345,000,000)
Interest released from Trust Account	481,543
Net cash provided by (used in) investing activities	481,543	(345,000,000)	(345,000,000)
Cash Flows from Financing Activities:
Repayment of note payable		(130,000)	(130,000)
Proceeds received from initial public offering, gross		345,000,000	345,000,000
Proceeds received from private placement		8,900,000	8,900,000
Offering costs paid	(70,000)	(7,143,422)	(7,143,422)
Net cash (used in) provided by financing activities	(70,000)	346,626,578	346,626,578
Net (decrease) increase in cash	(241,681)	326,375	236,491
Cash - beginning of the period	252,601	16,110	16,110
Cash - end of the period	10,920	342,485	252,601
Supplemental disclosure of noncash financing activities:
Remeasurement of Class A common stock subject to possible redemption	$ 1,085,953
Offering costs included in accrued expenses		70,000	70,000
Deferred underwriting commissions		$ 12,075,000	$ 12,075,000